Capital management - Additional information (Details) - EUR (€) € / shares in Units, € in Millions		6 Months Ended	12 Months Ended
	Jul. 23, 2021	Jun. 30, 2021	Dec. 31, 2020
Departure From Requirement Of IFRS [Member]
Disclosure Of Capital Management [Line Items]
Common equity Tier 1 required		15.70%	15.50%
CET1, ambition		12.50%
Resilient net profit reserved for distribution outside CET 1 capital		€ 1,232
MDA Trigger, CET1		10.51%
Maximum distributable amount, management basis points buffer		2.00%
Dividends payable		€ 4,031
Dividend pay-out ratio		50.00%
Events After Reporting Period [Member] | Departure From Requirement Of IFRS [Member]
Disclosure Of Capital Management [Line Items]
Proposed cash dividend, per ordinary share	€ 0.48
Percentage of resilient net profit distributed	33.33%
Events After Reporting Period [Member] | Results IFRS-EU [member] | Dividends 2020 [Member]
Disclosure Of Capital Management [Line Items]
Proposed cash dividend, per ordinary share	€ 0.27
Events After Reporting Period [Member] | Results IFRS-EU [member] | Dividends 2021 [Member]
Disclosure Of Capital Management [Line Items]
Proposed cash dividend, per ordinary share	€ 0.21